Marketable Securities - Schedule of Company’s Marketable Securities by Contractual Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Company’s Marketable Securities by Contractual Maturities [Abstract]
Due in 1 year or less	$ 154,522	$ 151,544
Due in 1 year through 2 years	103,185	97,959
Total	$ 257,707	$ 249,503